Loan note instruments (Tables)	12 Months Ended
Dec. 31, 2025
Loan note instruments.
Schedule of loan note instruments

Loan note instruments - finance costs		2025	2024
Solar loan notes	31.1	1,160	846
		1,160	846

Loan note instruments - financial liabilities		2025	2024
Solar loan notes	31.1	11,741	9,168
		11,741	9,168

Current		7,760	855
Non-current		3,981	8,313
		11,741	9,168

	2025	2024
Balance January 1	9,168	7,112
Amounts received	2,500	2,000
Transaction costs	(113)	(30)
Finance cost accrued	1,160	846
Repayment - finance cost paid	(974)	(760)
Balance December 31	11,741	9,168

Current	7,760	855
Non-current	3,981	8,313
	11,741	9,168